Kerry A. Jung
Lead Attorney
Office of General Counsel & Corporate Compliance
Phone:    608.231.7495
Fax:      608.236.7349
E-mail:   kerry.jung@cunamutual.com

                                 April 27, 2011

VIA ELECTRONIC FILING
---------------------

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

                 RE:  CUNA MUTUAL INSURANCE SOCIETY
                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                      FILE NOS. 333-148426/811-8260
                      ----------------------------------------------

Commissioners:

   On behalf of CUNA Mutual Insurance Society and CUNA Mutual Variable Annuity Account (the "Account"), we are transmitting for filing Post-Effective Amendment No. 15 (the "Amendment") to the Account's Registration on Form N-4 for certain variable annuity contracts. The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to include current financial information as well as to update certain other information.

   If you have any questions or comments regarding the Amendment, please call the undersigned at (608) 231-7495.

                                                    Sincerely,

                                                    /s/Kerry A. Jung

                                                    Kerry A. Jung
                                                    Lead Attorney

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